UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Huntington Asset Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 12/31

Date of reporting period: 06/30/15

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-ANNUAL REPORT June 30, 2015

CRAWFORD DIVIDEND GROWTH FUND CLASS C

CRAWFORD DIVIDEND GROWTH FUND CLASS I

CRAWFORD DIVIDEND OPPORTUNITY FUND CLASS C

CRAWFORD DIVIDEND OPPORTUNITY FUND CLASS I

CRAWFORD DIVIDEND YIELD FUND CLASS C

CRAWFORD DIVIDEND YIELD FUND CLASS I

For a prospectus and more information, including charges and expenses call 1-800-431-1716. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.	Fund Advisor: Crawford Investment Counsel, Inc. 600 Galleria Parkway, Suite 1650 Atlanta, Georgia 30339 www.CrawfordInvestmentFunds.com

Distributed by Unified Financial Securities, Inc.,
Member FINRA, 2960 N. Meridian St., Suite 300,
Indianapolis, IN 46208.

MANAGEMENT DISCUSSION & ANALYSIS – (Unaudited)

The goal of the Crawford Funds is to provide attractive total investment return over the longer term. Our investment process focuses on dividend paying companies, and we strive to produce a more stable return pattern while assuming less risk than the popular market averages and peers. The orientation toward dividends implies higher quality companies which typically has a moderating influence on relative investment returns over longer periods of time.

Crawford Investment Counsel relies on a company’s dividend history as an indicator of quality. Companies that pay dividends, and especially those that can increase dividends consistently over time, generally have businesses which are less cyclical, more predictable, and tend to be financially sound. The advisor believes that dividend history and quality are inexorably linked.

During the first half of 2015, the stock market performed in a less than heroic fashion, producing small gains or losses, depending on the index. A slight contraction in first quarter Gross Domestic Product (GDP) was later revised to a small positive, and while second quarter business activity was improved, total real economic growth for the first half of the year was less than 2%. This continues a pattern that has persisted since the end of the Great Recession in 2009. Slower than normal growth, accompanied by low inflation and low interest rates remain the primary characteristics of the U.S. economy. We expect this pattern to persist and believe it can lead to an extended economic expansion and a continuation of a favorable investment environment.

Within the stock market there were divergent trends in the first half of the year. More aggressive, growth-oriented issues such as biotechnology and non-dividend payers were the best performers by a wide margin, while more conservative, dividend-paying companies produced negative returns. We note that this short-term trend runs counter to our strategies. Over the long term, companies that consistently pay dividends, and particularly those that raise them consistently, have historically been strong performers.

Each of the strategies continues to be invested in accordance with its objective and own higher quality, dividend-paying companies. Our expectations are that these will produce attractive investment results over a full-market cycle, and we strive to achieve a favorable tradeoff between risk and return. The by-product of owning higher quality companies is typically lower beta stocks, which may not keep up with the proper averages in sustained market advances. We believe the funds are positioned to provide both upside capture and down-market protection.

Dividend Growth Fund:

During the first half of 2015, the Crawford Dividend Growth Fund’s (“Dividend Growth Fund”) return trailed its primary benchmarks, the Russell 1000 Value Index and the S&P 500 Index. The divergent trends noted above and the concentration of market leaders in a small number of very large capitalization stocks were headwinds for the Dividend Growth Strategy. Given these circumstances, the results are not surprising in the first half of the year. The Advisor believes the portfolio is well positioned to obtain attractive, long-term, risk-adjusted returns.

Dividend Opportunity Fund:

Smaller company stocks provided stronger returns than large capitalization issues during the first half of the year, and within this environment, the Crawford Dividend Opportunity Fund (“Dividend Opportunity Fund”) performed well. It had positive performance and only slightly trailed the Russell 2000 benchmark for the first half of the year. The Dividend Opportunity Fund continues its higher-quality orientation, focusing on smaller capitalization companies that are shareholder friendly, and have businesses that provide an above average consistency in their operations.

Dividend Yield Fund:

The Crawford Dividend Yield Fund (“Dividend Yield Fund”) provided a positive return for the first half of 2015. While being challenged by some of the growth-oriented and concentrated leadership issues noted above, its emphasis on well-above-average yielding and value-oriented characteristics enabled it to perform well relative to its peers. We strive to produce a fund that generates an attractive level of income, composed of higher quality companies with a broad diversification pattern, and a moderate risk level (relative to the benchmark index).

INVESTMENT RESULTS – (Unaudited)

Total Returns*

(for the periods ended June 30, 2015)

	Crawford Dividend Growth Fund
	Class I	Class C(a)	Class C (CDSC Adjusted)(a)	S&P 500® Index(b)	Russell 1000® Value Index(b)
Six Months	-3.91%	-4.33%	-5.28%	1.23%	-0.61%
One Year	-3.04%	-3.93%	-3.93%	7.42%	4.13%
Five Year	12.19%	11.09%	11.09%	17.34%	16.50%
Ten Year	5.19%	4.20%	4.20%	7.89%	7.05%

	Expense Ratios(c)
	Class I	Class C
	0.84%	1.84%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

*	The total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for periods less than 1 year are not annualized.

(a)	Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed within one year of purchase and an annual 12b-1 fee of 1.00%.

(b)

The S&P 500® Index and the Russell 1000® Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the S&P 500® Index or the Russell 1000® Value Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Fund’s prospectus dated April 28, 2015. Additional information pertaining to the Fund’s expense ratios as of June 30, 2015 can be found on the financial highlights.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

Comparison of a $10,000 Investment in the Crawford Dividend Growth Fund, Class I,

the S&P 500® Index, and the Russell 1000® Value Index (Unaudited)

The chart above assumes an initial investment of $10,000 made on June 30, 2005 and held through June 30, 2015. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The S&P 500® Index and the Russell 1000® Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, to obtain performance data current to the most recent month end, or to obtain a prospectus or summary prospectus, please call
1-800-431-1716. The Fund’s prospectus and summary prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information. Please read the prospectus or summary prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

INVESTMENT RESULTS – (Unaudited) (continued)

Total Returns*

(for the periods ended June 30, 2015)

	Crawford Dividend Opportunity Fund
	Class I	Class C(a)	Class C (CDSC Adjusted)(a)	Russell 2000® Index(b)
Six Months	4.41%	N/A	N/A	4.75%
One Year	8.10%	N/A	N/A	6.49%
Since Inception (9/26/12)	17.22%	N/A	N/A	17.24%
Since Inception (4/29/15)	N/A	-0.73%	-1.72%	-0.15%

	Expense Ratios(c)
	Class I	Class C
	1.05%	2.05%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

*	The total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for periods less than 1 year are not annualized.

(a)	Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed within one year of purchase and an annual 12b-1 fee of 1.00%.

(b)

The Russell 2000® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Russell 2000® Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Fund’s prospectus dated April 28, 2015. Additional information pertaining to the Fund’s expense ratios as of June 30, 2015 can be found on the financial highlights.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

Comparison of a $10,000 Investment in the Crawford Dividend Opportunity Fund - Class I and

the Russell 2000® Index (Unaudited)

The chart above assumes an initial investment of $10,000 made on September 26, 2012 (commencement of operations) and held through June 30, 2015. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The Russell 2000® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, to obtain performance data current to the most recent month end, or to obtain a prospectus or summary prospectus, please call
1-800-431-1716. The Fund’s prospectus and summary prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information. Please read the prospectus or summary prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

INVESTMENT RESULTS – (Unaudited) (continued)

Total Returns*

(for the period ended June 30, 2015)

	Crawford Dividend Yield Fund
	Class I	Class C(a)	Class C (CDSC Adjusted)(a)	Russell 1000® Value Index(b)
Six Months	0.48%	N/A	N/A	-0.61%
Since Inception (11/14/14)	0.87%	N/A	N/A	0.99%
Since Inception (4/29/15)	N/A	-3.03%	-3.99%	-1.90%

	Expense Ratios(c)
	Class I	Class C
	1.00%	2.00%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

*	The total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for periods less than 1 year are not annualized.

(a)	Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed within one year of purchase and an annual 12b-1 fee of 1.00%.

(b)

The Russell 1000® Value Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Russell 1000® Value Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Fund’s prospectus dated April 28, 2015. Additional information pertaining to the Fund’s expense ratios as of June 30, 2015 can be found on the financial highlights.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

Comparison of a $10,000 Investment in the Crawford Dividend Yield Fund - Class I and

the Russell 1000® Value Index (Unaudited)

The chart above assumes an initial investment of $10,000 made on November 14, 2014 (commencement of operations) and held through June 30, 2015. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The Russell 1000® Value Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, to obtain performance data current to the most recent month end, or to obtain a prospectus or summary prospectus, please call
1-800-431-1716. The Fund’s prospectus and summary prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information. Please read the prospectus or summary prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS – (Unaudited)

[1]	As a percentage of net assets.
[2]	Common Stock.

The investment objective of the Crawford Dividend Growth Fund is total return. Total return is comprised of both capital appreciation and income. Under normal circumstances, the Crawford Dividend Growth Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. This investment policy may not be changed without at least 60 days prior written notice to shareholders.

FUND HOLDINGS – (Unaudited) (continued)

[1]	As a percentage of net assets.
[2]	Common Stock.

The investment objective of the Crawford Dividend Opportunity Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. Total return is comprised of both capital appreciation and income.

FUND HOLDINGS – (Unaudited) (continued)

[1]	As a percentage of net assets.
[2]	Common Stock.

The investment objective of the Crawford Dividend Yield Fund is to provide attractive long-term total return with above average dividend yield, in comparison with the Russell 1000® Value Index. Total return is comprised of both capital appreciation and income.

AVAILABITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUMMARY OF FUNDS’ EXPENSES – (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

SUMMARY OF FUNDS’ EXPENSES – (Unaudited) (continued)

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During the Period(1)	Annualized Expense Ratio
Crawford Dividend Growth Fund – Class I
Actual	$1,000.00	$960.90	$4.23	0.87%
Hypothetical (2)	$1,000.00	$1,020.48	$4.36	0.87%
Crawford Dividend Growth Fund – Class C
Actual	$1,000.00	$956.70	$9.07	1.87%
Hypothetical (2)	$1,000.00	$1,015.52	$9.35	1.87%
Crawford Dividend Opportunity Fund – Class I
Actual	$1,000.00	$1,044.10	$5.17	1.02%
Hypothetical (2)	$1,000.00	$1,019.74	$5.11	1.02%
Crawford Dividend Opportunity Fund – Class C
Actual*	$1,000.00	$992.70	$3.53	2.05%
Hypothetical (2)	$1,000.00	$1,014.63	$10.24	2.05%
Crawford Dividend Yield Fund – Class I
Actual	$1,000.00	$1,004.80	$4.97	1.00%
Hypothetical (2)	$1,000.00	$1,019.84	$5.01	1.00%
Crawford Dividend Yield Fund – Class C
Actual*	$1,000.00	$969.70	$3.40	2.00%
Hypothetical (2)	$1,000.00	$1,014.88	$9.99	2.00%

(1)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Adviser for the period beginning January 1, 2015 to June 30, 2015. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2)	Assumes a 5% annual return before expenses.

*	Information shown reflects values using the expense ratio for the period April 29, 2015 (date of commencement of operations) to June 30, 2015.

CRAWFORD DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

COMMON STOCKS – 99.74%	Shares	Fair Value
Consumer Discretionary – 15.25%
Gentex Corp.	150,000	$2,463,000
Genuine Parts Co.	27,550	2,466,551
McDonalds Corp.	29,000	2,757,030
Omnicom Group, Inc.	32,140	2,233,409
Tupperware Brands Corp.	41,160	2,656,466

		12,576,456

Consumer Staples – 6.03%
Procter & Gamble Co./The	32,200	2,519,328
Wal-Mart Stores, Inc.	34,500	2,447,085

		4,966,413

Energy – 16.21%
Chevron Corp.	24,080	2,322,998
EOG Resources, Inc.	19,110	1,673,081
Exxon Mobil Corp.	27,820	2,314,624
Helmerich & Payne, Inc.	23,290	1,640,082
Kinder Morgan, Inc.	61,720	2,369,431
Williams Cos., Inc./The	53,110	3,047,983

		13,368,199

Financials – 21.68%
ACE Ltd.	23,210	2,359,993
Aflac, Inc.	40,670	2,529,674
American Express Co.	34,940	2,715,537
BlackRock, Inc.	7,000	2,421,860
M&T Bank Corp.	22,660	2,830,914
T. Rowe Price Group, Inc.	31,670	2,461,709
Willis Group Holdings PLC	54,560	2,558,864

		17,878,551

Health Care – 12.81%
Johnson & Johnson	26,190	2,552,477
Merck & Co., Inc.	45,290	2,578,360
Quest Diagnostics, Inc.	36,710	2,662,209
Stryker Corp.	28,980	2,769,619

		10,562,665

Industrials – 14.72%
Honeywell International, Inc.	23,000	2,345,310
Norfolk Southern Corp.	24,360	2,128,090
United Parcel Service, Inc. – Class B	27,340	2,649,519
United Technologies Corp.	22,560	2,502,581
W.W. Grainger, Inc.	10,610	2,510,856

		12,136,356

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2015 (Unaudited)

COMMON STOCKS – 99.74% – continued	Shares	Fair Value
Information Technology – 9.59%
Accenture PLC – Class A	28,000	$2,709,840
Microsoft Corp.	62,450	2,757,167
Texas Instruments, Inc.	47,410	2,442,089

		7,909,096

Telecommunication Services – 3.45%
AT&T, Inc.	80,060	2,843,731

TOTAL COMMON STOCKS (Cost $66,377,092)		82,241,467

Money Market Securities – 3.28%
Federated Prime Obligations Fund – Institutional Shares, 0.07% (a)	2,707,387	2,707,387

TOTAL MONEY MARKET SECURITIES (Cost $2,707,387)		2,707,387

TOTAL INVESTMENTS – 103.02% (Cost $69,084,479)		84,948,854

Liabilities in Excess of Other Assets – (3.02)%		(2,493,676)

NET ASSETS – 100.00%		$82,455,178

(a)	Rate disclosed is the seven day yield as of June 30, 2015.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

COMMON STOCKS – 98.15%	Shares	Fair Value
Consumer Discretionary – 20.02%
Buckle, Inc./The	43,500	$1,990,995
CEB, Inc.	22,649	1,971,822
Columbia Sportswear Co.	22,694	1,372,079
Cracker Barrel Old Country Store, Inc.	8,805	1,313,354
Gentex Corp.	114,160	1,874,507
Hillenbrand, Inc.	56,540	1,735,778
John Wiley & Sons, Inc. – Class A	33,300	1,810,521
MDC Holdings, Inc.	27,770	832,267
Men’s Wearhouse, Inc./The	30,750	1,970,153
Monro Muffler Brake, Inc.	23,440	1,457,030
Rent-A-Center, Inc.	48,000	1,360,800
Tupperware Brands Corp.	29,130	1,880,050

		19,569,356

Consumer Staples – 3.81%
Female Health Co./The *	142,118	255,812
Nu Skin Enterprises, Inc. – Class A	20,800	980,304
Orchids Paper Products Co	60,103	1,446,679
Universal Corp.	18,235	1,045,230

		3,728,025

Energy – 4.40%
Bristow Group, Inc.	25,093	1,337,457
EV Energy Partners LP (a)	26,880	307,238
SM Energy Co.	15,800	728,696
World Fuel Services Corp.	40,150	1,925,193

		4,298,584

Financials – 16.75%
BancFirst Corp.	25,801	1,688,675
Brown & Brown, Inc.	59,360	1,950,570
Bryn Mawr Bank Corp.	63,188	1,905,750
First of Long Island Corp./The	35,536	985,058
Greenhill & Co., Inc.	38,000	1,570,540
Lazard Ltd. (a)	18,370	1,033,129
Manning & Napier, Inc.	127,750	1,273,668
Merchants Bancshares, Inc.	50,425	1,667,555
South State Corp.	17,090	1,298,669
Sterling Bancorp	140,220	2,061,234
TriCo Bancshares	38,879	935,040

		16,369,888

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2015 (Unaudited)

COMMON STOCKS – 98.15% – continued	Shares	Fair Value
Health Care – 12.21%
Atrion Corp.	5,675	$2,226,359
Landauer, Inc.	31,774	1,132,425
Meridian Bioscience, Inc.	79,650	1,484,676
PerkinElmer, Inc.	34,480	1,815,027
Psychemedics Corp.	121,291	1,798,746
Simulations Plus, Inc.	176,908	1,109,213
US Physical Therapy, Inc.	29,234	1,600,854
Utah Medical Products, Inc.	12,806	763,622

		11,930,922

Industrials – 12.15%
A.O. Smith Corp.	13,750	989,725
Applied Industrial Technologies, Inc.	38,810	1,538,817
Dun & Bradstreet Corp.	7,410	904,020
G&K Services, Inc., Class A	20,800	1,438,112
Landstar System, Inc.	29,340	1,961,966
Valmont Industries, Inc.	11,630	1,382,458
Watsco, Inc.	12,220	1,512,103
Woodward, Inc.	39,130	2,151,759

		11,878,960

Information Technology – 16.69%
Blackbaud, Inc.	6,100	347,395
Broadridge Financial Solutions, Inc.	38,290	1,914,883
Communications Systems, Inc.	48,167	506,235
Comtech Telecommunications Corp.	16,488	478,976
Global Payments, Inc.	18,620	1,926,239
Intersil Corp. – Class A	150,270	1,879,878
Littelfuse, Inc.	19,890	1,887,362
Mesa Laboratories, Inc.	24,315	2,161,603
MOCON, Inc.	31,000	494,450
MTS Systems Corp.	23,740	1,636,873
National Instruments Corp.	45,320	1,335,127
Plantronics, Inc.	20,812	1,171,924
TESSO Technologies, Inc.	28,928	573,064

		16,314,009

Materials – 5.71%
Compass Minerals International, Inc.	20,593	1,691,509
Cytec Industries, Inc.	31,904	1,931,149
HB Fuller Co.	31,720	1,288,466
RPM International, Inc.	13,600	665,992

		5,577,116

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2015 (Unaudited)

COMMON STOCKS – 98.15% – continued	Shares	Fair Value
Real Estate Investment Trusts – 4.37%
Agree Realty Corp.	30,300	$883,851
Coresite Realty Corp.	21,000	954,240
EPR Properties	28,300	1,550,274
Sun Communities, Inc.	14,300	884,169

		4,272,534

Utilities – 2.04%
Connecticut Water Service, Inc.	6,150	210,084
Laclede Group, Inc./The	18,640	970,398
South Jersey Industries, Inc.	33,020	816,585

		1,997,067

TOTAL COMMON STOCKS (Cost $84,830,780)		95,936,461

Money Market Securities – 2.60%
Federated Prime Obligations Fund – Institutional Shares, 0.07% (b)	2,547,803	2,547,803

TOTAL MONEY MARKET SECURITIES (Cost $2,547,803)		2,547,803

TOTAL INVESTMENTS – 100.75% (Cost $87,378,583)		98,484,264

Liabilities in Excess of Other Assets – (0.75)%		(736,529)

NET ASSETS – 100.00%		$97,747,735

(a)	Master Limited Partnership.
(b)	Rate disclosed is the seven day yield as of June 30, 2015.
*	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND YIELD FUND

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Common Stocks – 98.66%	Shares	Fair Value
Consumer Discretionary – 17.88%
Buckle, Inc./The	2,540	$116,256
Darden Restaurants, Inc.	1,650	117,282
Mattel, Inc.	3,910	100,448
McDonalds Corp.	1,640	155,915
MDC Holdings, Inc.	1,910	57,243
Omnicom Group, Inc.	1,490	103,540
Staples, Inc.	7,910	121,102
Tupperware Brands Corp.	2,380	153,605

		925,391

Consumer Staples – 16.76%
Altria Group, Inc.	3,240	158,468
Coca-Cola Co./The	3,950	154,958
General Mills, Inc.	1,870	104,196
Kraft Foods Group, Inc.	1,260	107,276
Philip Morris International, Inc.	1,950	156,331
Procter & Gamble Co./The	1,990	155,697
Reynolds American, Inc.	404	30,163

		867,089

Energy – 12.03%
Chevron Corp.	1,600	154,352
ConocoPhillips	1,610	98,870
Kinder Morgan, Inc.	3,350	128,606
Total SA ADR	2,050	100,798
Williams Cos., Inc./The	2,440	140,032

		622,658

Financials – 15.40%
Ares Capital Corp. (a)	6,410	105,509
BlackRock, Inc.	270	93,415
Capstead Mortgage Corp.	4,500	49,950
Greenhill & Co., Inc.	2,390	98,779
Mercury General Corp.	2,650	147,472
New York Community Bancorp, Inc.	7,550	138,769
People’s United Financial, Inc.	10,070	163,235

		797,129

Health Care – 7.04%
GlaxoSmithKline PLC ADR	3,660	152,439
Johnson & Johnson	1,110	108,181
Merck & Co., Inc.	1,820	103,613

		364,233

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND YIELD FUND

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2015 (Unaudited)

Common Stocks – 98.66% – continued	Shares	Fair Value
Industrials – 5.53%
Deere & Co.	1,140	$110,637
Emerson Electric Co.	1,380	76,493
R.R. Donnelley & Sons Co.	5,690	99,177

		286,307

Information Technology – 8.44%
Accenture PLC – Class A	1,080	104,522
Intersil Corp. – Class A	7,890	98,704
Microsoft Corp.	2,630	116,114
Texas Instruments, Inc.	2,280	117,443

		436,783

Real Estate Investment Trusts – 5.02%
EPR Properties	1,870	102,439
HCP, Inc.	4,310	157,186

		259,625

Telecommunication Services – 7.48%
AT&T, Inc.	4,750	168,720
BCE, Inc. ADR	2,430	103,275
Verizon Communications, Inc.	2,470	115,127

		387,122

Utilities – 3.08%
Southern Co.	3,800	159,220

TOTAL COMMON STOCKS (Cost $5,203,285)		5,105,557

Money Market Securities – 1.25%
Federated Prime Obligations Fund – Institutional Shares, 0.07% (b)	64,935	64,935

TOTAL MONEY MARKET SECURITIES (Cost $64,935)		64,935

TOTAL INVESTMENTS – 99.91% (Cost $5,268,220)		5,170,492

Other Assets in Excess of Liabilities – 0.09%		4,532

NET ASSETS – 100.00%		$5,175,024

(a)	Business Development Company.
(b)	Rate disclosed is the seven day yield as of June 30, 2015.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2015

(Unaudited)

	Crawford Dividend Growth Fund	Crawford Dividend Opportunity Fund	Crawford Dividend Yield Fund
Assets
Investments, at cost	$69,084,479	$87,378,583	$5,268,220

Investments, at value	$84,948,854	$98,484,264	$5,170,492
Receivable for investments sold	–	491,814	–
Dividends receivable	155,522	138,629	15,202
Receivable from Advisor	–	–	7,535
Prepaid offering costs	–	–	4,558
Prepaid expenses	22,192	11,057	4,376

Total Assets	85,126,568	99,125,764	5,202,163

Liabilities
Payable for fund shares redeemed	2,378,212	122,581	2,409
Payable for investments purchased	–	1,121,462	–
Payable for distributions to shareholders	202,749	37,378	786
Payable to Advisor	35,886	58,738	–
12b-1 fees accrued – Class C	6,731	56	–
Payable to administrator, fund accountant, and transfer agent	17,171	10,934	2,665
Payable to custodian	1,094	1,375	1,579
Payable to trustees	3,236	3,237	3,312
Other accrued expenses	26,311	22,268	16,388

Total Liabilities	2,671,390	1,378,029	27,139

Net Assets	$82,455,178	$97,747,735	$5,175,024

Net Assets consist of:
Paid-in capital	$61,289,147	$83,438,459	$5,258,569
Accumulated undistributed net investment income	41,008	356,295	3,763
Accumulated undistributed net realized gain from investments	5,260,648	2,847,300	10,435
Net unrealized appreciation (depreciation) on investments	15,864,375	11,105,681	(97,743)

Net Assets	$82,455,178	$97,747,735	$5,175,024

Class I:

Net Assets	$74,467,164	$97,680,770	$5,174,999

Shares outstanding (unlimited number of shares authorized, no par value)	6,173,217	2,719,166	209,224

Net asset value (“NAV”) and offering price per share	$12.06	$35.92	$24.73

Class C:

Net Assets	$7,988,014	$66,965	$25

Shares outstanding (unlimited number of shares authorized, no par value)	666,256	1,865	1

Net asset value (“NAV”) and offering price per share (a)(b)	$11.99	$35.90	$24.79

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2015

(Unaudited)

	Crawford Dividend Growth Fund	Crawford Dividend Opportunity Fund	Crawford Dividend Yield Fund
Investment Income
Dividend income	$1,346,311	$1,245,649	$92,331
Foreign dividend taxes withheld	–	–	(843)

Total investment income	1,346,311	1,245,649	91,488

Expenses
Investment Advisor fee	236,617	450,855	21,204
12b-1 fees –Class C	41,370	103	–
Administration expenses	44,110	39,409	16,412
Fund accounting expenses	24,709	21,241	11,782
Transfer agent expenses	26,908	18,443	18,047
Legal expenses	14,006	12,716	12,359
Registration expenses	18,203	5,338	944
Custodian expenses	6,753	10,248	2,491
Audit expenses	11,177	11,177	11,177
Trustee expenses	7,254	7,255	7,232
Insurance expense	4,518	2,583	2,041
Pricing expenses	1,094	2,083	1,262
Report printing expense	9,161	8,402	1,133
Offering expense	–	–	10,093
CCO expense	4,545	4,545	4,148
Miscellaneous expenses	2,358	972	634

Total expenses	452,783	595,370	120,959

Fees waived and reimbursed by Advisor	–	(136,178)	(68,923)
Fees voluntarily reduced by the administrator	–	–	(30,792)

Net investment income	893,528	786,457	70,244

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	3,485,626	2,172,932	(254)
Net realized loss on foreign currency translations	–	–	(8)
Net change in unrealized appreciation (depreciation) of investment securities	(8,037,873)	775,850	209,224

Net realized and unrealized gain (loss) on investments	(4,552,247)	2,948,782	25

Net increase (decrease) in net assets resulting from operations	$(3,658,719)	$3,735,239	$(18,394)

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Crawford Dividend Growth Fund
	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Increase (decrease) in net assets due to:
Operations
Net investment income	$893,528	$1,826,226
Net realized gain on investment securities transactions	3,485,626	3,149,568
Net change in unrealized appreciation (depreciation) of investment securities	(8,037,873)	3,177,311

Net increase (decrease) in net assets resulting from operations	(3,658,719)	8,153,105

Distributions
From net investment income – Class I	(830,219)	(1,733,545)
From net investment income – Class C	(43,323)	(71,654)
From net realized gains – Class I	–	(2,708,152)
From net realized gains – Class C	–	(236,625)

Total distributions	(873,542)	(4,749,976)

Capital Transactions –Class I
Proceeds from shares sold	6,510,560	28,910,634
Reinvestment of distributions	447,182	2,414,470
Amount paid for shares redeemed	(25,232,112)	(21,997,549)

Total Class I	(18,274,370)	9,327,555

Capital Transactions –Class C
Proceeds from shares sold	207,318	193,498
Reinvestment of distributions	41,768	300,572
Amount paid for shares redeemed	(425,315)	(1,144,064)

Total Class C	(176,229)	(649,994)

Net increase (decrease) in net assets resulting from capital transactions	(18,450,599)	8,677,561

Total increase (decrease) in net assets	(22,982,860)	12,080,690

Net Assets
Beginning of period	105,438,038	93,357,348

End of period	$82,455,178	$105,438,038

Accumulated undistributed net investment income included in net assets at end of period	$41,008	$21,022

Share Transactions – Class I
Shares sold	523,357	2,305,001
Shares issued in reinvestment of distributions	36,638	195,924
Shares redeemed	(2,027,930)	(1,726,707)

Total Class I	(1,467,935)	774,218

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Crawford Dividend Growth Fund
	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Share Transactions – Class C
Shares sold	16,739	15,459
Shares issued in reinvestment of distributions	3,446	24,678
Shares redeemed	(34,696)	(90,384)

Total Class C	(14,511)	(50,247)

Net increase (decrease) in shares outstanding	(1,482,446)	723,971

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Crawford Dividend Opportunity Fund
	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Increase in net assets due to:
Operations
Net investment income	$786,457	$954,286
Net realized gain on investment securities transactions	2,172,932	1,613,802
Net change in unrealized appreciation of investment securities	775,850	2,187,193

Net increase in net assets resulting from operations	3,735,239	4,755,281

Distributions
From net investment income – Class I	(688,060)	(692,077)
From net investment income – Class C (a)	(124)	–
From net realized gains – Class I	–	(1,603,038)

Total distributions	(688,184)	(2,295,115)

Capital Transactions – Class I
Proceeds from shares sold	13,421,963	19,221,030
Reinvestment of distributions	603,708	2,011,844
Amount paid for shares redeemed	(878,264)	(1,983,139)

Total Class I	13,147,407	19,249,735

Capital Transactions – Class C (a)
Proceeds from shares sold	66,036	–
Reinvestment of distributions	125	–

Total Class C	66,161	–

Net increase in net assets resulting from capital transactions	13,213,568	19,249,735

Total increase in net assets	16,260,623	21,709,901

Net Assets
Beginning of period	81,487,112	59,777,211

End of period	$97,747,735	$81,487,112

Accumulated undistributed net investment income included in net assets at end of period	$356,295	$258,022

Share Transactions – Class I
Shares sold	374,691	577,392
Shares issued in reinvestment of distributions	16,744	60,646
Shares redeemed	(24,258)	(59,673)

Total Class I	367,177	578,365

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Crawford Dividend Opportunity Fund
	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Share Transactions – Class C (a)
Shares sold	1,862
Shares issued in reinvestment of distributions	3	–

Total Class C	1,865	–

Net increase in shares outstanding	369,042	578,365

(a)	For the period April 29, 2015 (commencement of operations) to June 30, 2015.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Crawford Dividend Yield Fund
	For the Six Months Ended June 30, 2015 (Unaudited)	For the Period Ended December 31, 2014(a)
Increase in net assets due to:
Operations
Net investment income	$70,244	$17,111
Net realized gain (loss) on investment securities transactions	(262)	10,697
Net change in unrealized (depreciation) of investment securities	(88,376)	(9,367)

Net increase (decrease) in net assets resulting from operations	(18,394)	18,441

Distributions
From net investment income – Class I	(67,755)	(15,837)

Total distributions	(67,755)	(15,837)

Capital Transactions – Class I
Proceeds from shares sold	1,514,070	3,705,804
Reinvestment of distributions	57,986	11,756
Amount paid for shares redeemed	(25,484)	(5,589)

Total Class I	1,546,572	3,711,971

Capital Transactions – Class C (b)
Proceeds from shares sold	26	–

Total Class C	26	–

Net increase in net assets resulting from capital transactions	1,546,598	3,711,971

Total increase in net assets	1,460,449	3,714,575

Net Assets
Beginning of period	3,714,575	–

End of period	$5,175,024	$3,714,575

Accumulated undistributed net investment income included in net assets at end of period	$3,763	$1,274

Share Transactions – Class I
Shares sold	59,293	148,388
Shares issued in reinvestment of distributions	2,309	466
Shares redeemed	(1,010)	(222)

Total Class I	60,592	148,632

Share Transactions – Class C (b)
Shares sold	1	–

Total Class C	1	–

Net increase in shares outstanding	60,593	148,632

(a)	For the period November 14, 2014 (commencement of operations) to December 31, 2014.
(b)	For the period April 29, 2015 (commencement of operations) to June 30, 2015.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND – CLASS I

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Selected Per Share Data
Net asset value, beginning of period	$12.68		$12.29	$10.59	$10.45	$10.66	$9.57

Income from investment operations:
Net investment income	0.13		0.23	0.19	0.23	0.18 (a)	0.20	(a)
Net realized and unrealized gain (loss)	(0.62)		0.74	2.65	0.94	(0.22)	1.14

Total from investment operations	(0.49)		0.97	2.84	1.17	(0.04)	1.34

Less distributions to shareholders:
From net investment income	(0.13)		(0.22)	(0.21)	(0.22)	(0.17)	(0.25)
From net realized gain	–		(0.36)	(0.93)	(0.81)	–	–

Total distributions	(0.13)		(0.58)	(1.14)	(1.03)	(0.17)	(0.25)

Net asset value, end of period	$12.06		$12.68	$12.29	$10.59	$10.45	$10.66

Total Return (b)	-3.91	%(c)	8.11%	27.26%	11.25%	-0.31%	14.01%
Ratios and Supplemental Data
Net assets, end of period (000)	$74,467		$96,860	$84,418	$61,509	$81,722	$51,636
Ratio of expenses to average net assets	0.87	%(d)	0.96%	0.98%	0.98%	0.98%	0.99	%(e)
Ratio of expenses to average net assets before waiver or recoupment	0.87	%(d)	0.84%	0.89%	0.91%	1.07%	1.48%
Ratio of net investment income to average net assets	1.97	%(d)	1.82%	1.65%	1.95%	1.75%	2.03%
Portfolio turnover rate	16	%(c)	25%	34%	42%	31%	54%

(a)	Per share amounts calculated using average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective July 15, 2010, Crawford Investment Counsel, Inc., advisor to the Fund, contractually agreed to lower the Fund’s expense cap to 0.98% through April 30, 2015.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND – CLASS C

FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during each period)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Selected Per Share Data
Net asset value, beginning of period	$12.60		$12.23	$10.54	$10.41	$10.61	$9.55

Income from investment operations:
Net investment income	0.06		0.10	0.08	0.11	0.08	0.10
Net realized and unrealized gain (loss)	(0.61)		0.73	2.63	0.94	(0.21)	1.13

Total from investment operations	(0.55)		0.83	2.71	1.05	(0.13)	1.23

Less distributions to shareholders:
From net investment income	(0.06)		(0.10)	(0.09)	(0.11)	(0.07)	(0.17)
From net realized gain	–		(0.36)	(0.93)	(0.81)	–	–

Total distributions	(0.06)		(0.46)	(1.02)	(0.92)	(0.07)	(0.17)

Net asset value, end of period	$11.99		$12.60	$12.23	$10.54	$10.41	$10.61

Total Return (a)	-4.33	%(b)	6.96%	26.05%	10.09%	-1.20%	12.91%
Ratios and Supplemental Data
Net assets, end of period (000)	$7,988		$8,578	$8,939	$7,054	$6,093	$5,267
Ratio of expenses to average net assets	1.87	%(c)	1.96%	1.98%	1.98%	1.98%	1.99	%(d)
Ratio of expenses to average net assets before waiver or recoupment	1.87	%(c)	1.84%	1.89%	1.91%	2.10%	2.48%
Ratio of net investment income to average net assets	0.99	%(c)	0.81%	0.64%	0.99%	0.74%	0.97%
Portfolio turnover rate	16	%(b)	25%	34%	42%	31%	54%

(a)	Total return in the above table represents the rate that a shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. The returns stated do not include effect of the CDSC fee.
(b)	Not annualized.
(c)	Annualized.
(d)	Effective July 15, 2010, Crawford Investment Counsel, Inc., advisor to the Fund, contractually agreed to lower the Fund’s expense cap to 0.98%, excluding 12b-1 fees of 1.00%, through April 30, 2015.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND OPPORTUNITY FUND – CLASS I

FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during each period)

	Six Months Ended June 30, 2015 (Unaudited)		Year ended December 31, 2014	Year ended December 31, 2013	For the period ended December 31, 2012(a)
Selected Per Share Data
Net asset value, beginning of period	$34.65		$33.70	$25.39	$25.00

Income from investment operations:
Net investment income	0.28		0.40	0.33	0.20	(b)
Net realized and unrealized gain	1.25		1.57	9.12	0.28

Total from investment operations	1.53		1.97	9.45	0.48

Less distributions to shareholders:
From net investment income	(0.26)		(0.33)	(0.29)	(0.09)
From net realized gain	–		(0.69)	(0.85)	–

Total distributions	(0.26)		(1.02)	(1.14)	(0.09)

Net asset value, end of period	$35.92		$34.65	$33.70	$25.39

Total Return (c)	4.41	%(d)	5.99%	37.53%	1.91	%(d)
Ratios and Supplemental Data
Net assets, end of period (000)	$97,681		$81,487	$59,577	$8,746
Ratio of expenses to average net assets	1.02	%(e)	1.00%	1.00%	1.00	%(e)
Ratio of expenses to average net assets before waiver	1.32	%(e)	1.36%	1.66%	6.90	%(e)
Ratio of net investment income to average net assets	1.74	%(e)	1.39%	1.30%	3.04	%(e)
Portfolio turnover rate	15	%(d)	24%	34%	6	%(d)

(a)	For the period September 26, 2012 (commencement of operations) to December 31, 2012.
(b)	Per share amounts calculated using average shares method.
(c)	Total return in the above table represents the rate that the shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND OPPORTUNITY FUND – CLASS C

FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during the period)

	For the period ended June 30, 2015 (Unaudited)(a)
Selected Per Share Data
Net asset value, beginning of period	$36.23

Income from investment operations:
Net investment income	0.04
Net realized and unrealized gain	(0.30)

Total from investment operations	(0.26)

Less distributions to shareholders:
From net investment income	(0.07)
From net realized gain	–

Total distributions	(0.07)

Net asset value, end of period	$35.90

Total Return (b)	-0.73	%(c)
Ratios and Supplemental Data
Net assets, end of period (000)	$67
Ratio of expenses to average net assets	2.05	%(d)
Ratio of expenses to average net assets before waiver	2.32	%(d)
Ratio of net investment income to average net assets	0.59	%(d)
Portfolio turnover rate	15	%(c)

(a)	For the period April 29, 2015 (commencement of operations) to June 30, 2015.
(b)	Total return in the above table represents the rate that the shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND YIELD FUND – CLASS I

FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during each period)

	Six Months Ended June 30, 2015 (Unaudited)		For the period ended December 31, 2014(a)
Selected Per Share Data
Net asset value, beginning of period	$24.99		$25.00

Income from investment operations:
Net investment income	0.39		0.12
Net realized and unrealized gain (loss)	(0.27)		(0.02	)(b)

Total from investment operations	0.12		0.10

Less distributions to shareholders:
From net investment income	(0.38)		(0.11)

Total distributions	(0.38)		(0.11)

Net asset value, end of period	$24.73		$24.99

Total Return (c)	0.48	%(d)	0.38	%(d)
Ratios and Supplemental Data
Net assets, end of period (000)	$5,175		$3,715
Ratio of expenses to average net assets	1.00	%(e)	1.00	%(e)
Ratio of expenses to average net assets before waiver	4.24	%(e)	11.61	%(e)
Ratio of net investment income to average net assets	3.31	%(e)	3.91	%(e)
Portfolio turnover rate	10	%(d)	9	%(d)

(a)	For the period November 14, 2014 (commencement of operations) to December 31, 2014.
(b)	The amount shown for a share outstanding throughout the period does not accord with the aggregate gains and losses in the portfolio securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Total return in the above table represents the rate that the shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND YIELD FUND – CLASS C

FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during the period)

	For the period ended June 30, 2015 (Unaudited)(a)
Selected Per Share Data
Net asset value, beginning of period	$25.72

Income from investment operations:
Net investment income	0.35
Net realized and unrealized gain (loss)	(1.13)

Total from investment operations	(0.78)

Less distributions to shareholders:
From net investment income	(0.15)
From net realized gain	–

Total distributions	(0.15)

Net asset value, end of period	$24.79

Total Return (b)	-3.03	%(c)
Ratios and Supplemental Data
Net assets, end of period (000)	$–	(d)
Ratio of expenses to average net assets	2.00	%(e)
Ratio of expenses to average net assets before waiver	5.24	%(e)
Ratio of net investment income to average net assets	4.59	%(e)
Portfolio turnover rate	10	%(c)

(a)	For the period April 29, 2015 (commencement of operations) to June 30, 2015.
(b)	Total return in the above table represents the rate that the shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Amount rounds to less than $500.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

NOTE 1. ORGANIZATION

Crawford Dividend Growth Fund (“Dividend Growth Fund”), Crawford Dividend Opportunity Fund (“Dividend Opportunity Fund”) and Crawford Dividend Yield Fund (“Dividend Yield Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series of Unified Series Trust (the “Trust”). The Dividend Growth Fund was organized on December 7, 2003. The Dividend Opportunity Fund was organized on June 21, 2012. The Dividend Yield Fund was organized on May 19, 2014. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are series of funds currently authorized by the Trustees. The investment advisor to the Funds is Crawford Investment Counsel, Inc. (the “Advisor”). The investment objective of the Dividend Growth Fund is to provide total return. The investment objective of the Dividend Opportunity Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. The investment objective of the Dividend Yield Fund is to provide attractive long-term total return with above average dividend yield, in comparison with the Russell 1000® Value Index. Total return is comprised of both capital appreciation and income.

The Funds currently offer two classes of shares: Class C and Class I. Dividend Growth Fund Class I shares were first offered to the public on January 5, 2004; and Dividend Growth Fund Class C shares were first offered to the public on January 27, 2004. Dividend Opportunity Fund Class I shares were first offered to the public on September 26, 2012; and Dividend Opportunity Fund Class C shares were first offered to the public on April 29, 2015. Dividend Yield Fund Class I shares were first offered to the public on November 14, 2014; and Dividend Yield Fund Class C shares were first offered to the public on April 29, 2015. On matters that affect the Funds as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Funds and is entitled to such dividends and distributions out of income belonging to the Funds as are declared by the Trustees.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the Generally Accepted Accounting Principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2015 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

As of and during the period ended June 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Trustees in such a manner as the Trustees determine to be fair and equitable. Expenses attributable to any class are borne by that class. Income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated to each class based on the net assets of that class in relation to the relative net assets of the Funds.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific indentification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds intend to distribute their net investment income, net realized long-term capital gains and net realized short-term capital gains at least once per year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the period ended June 30, 2015, the Funds made no such reclassifications.

Contingent Deferred Sales Charges – With respect to Funds’ Class C Shares, there is no initial sales charge on purchases. However, a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current net asset value (“NAV”), will be imposed on such purchases if the shares are redeemed within 12 months of purchase. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Funds will first redeem shares not subject to any charge.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2015 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investments trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2015 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2015:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Dividend Growth Fund
Investment Securities:
Common Stocks*	$82,241,467	$–	$–	$82,241,467
Money Market Securities	2,707,387	–	–	2,707,387
Total Investment Securities	84,948,854	–	–	84,948,854
Dividend Opportunity Fund
Investment Securities:
Common Stocks*	95,936,461	–	–	95,936,461
Money Market Securities	2,547,803	–	–	2,547,803
Total Investment Securities	98,484,264	–	–	98,484,264
Dividend Yield Fund
Investment Securities:
Common Stocks*	5,105,557	–	–	5,105,557
Money Market Securities	64,935	–	–	64,935
Total Investment Securities	5,170,492	–	–	5,170,492
*Refer	to Schedule of Investments for industry classifications.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2015 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

included for this reporting period. During the period ended June 30, 2015, there were no transfers between levels. The amount of transfers in/out is reflected at the securities’ fair value at the reporting period end.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement with respect to each Fund (each an “Agreement”), manages the Funds’ investments. As compensation for its management services, each Fund is obligated to pay the Advisor a fee based on each Fund’s average daily net assets as follows:

	Dividend Growth Fund	Dividend Opportunity Fund	Dividend Yield Fund
Management fee rate	0.50%	1.00%	1.00%
Management fees earned	$236,617	$450,855	$21,204
Fees recouped (waived)	$–	$(136,178)	$(68,923)

The Advisor contractually has agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that each Fund’s total annual operating expenses (excluding brokerage fees and commissions, borrowing costs, taxes, 12b-1 fees, acquired fund fees and expenses and extraordinary litigation expenses) do not exceed 1.05% of the Fund’s average daily net assets with respect to the Dividend Opportunity Fund, and 1.00% with respect to the Dividend Yield Fund. Prior to May 1, 2015, the expense cap for the Dividend Opportunity Fund was 1.00%. The contractual arrangement for Dividend Opportunity Fund and Dividend Yield Fund is in place through April 30, 2016.

Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which the particular expense or reimbursement was incurred; provided that such Fund is able to make the repayment without exceeding the applicable expense limitation.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, at June 30, 2015, were as follows:

Fund	Amount	Expires December 31,
Dividend Opportunity Fund	$46,325	2015
	171,254	2016
	205,138	2017
	136,178	2018
Dividend Yield Fund	$37,969	2017
	68,923	2018

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Funds’ business affairs and to provide the Funds with administration services, including all regulatory reporting and necessary office equipment and personnel. The Trust also retains HASI to act as each Fund’s transfer agent and to provide fund accounting services. Expenses incurred by the Funds for these expenses are allocated to the individual Funds based on each Fund’s relative net assets (subject to monthly minimum fees). Huntington National Bank (the “Custodian”) serves as custodian of the Funds’ investments. For the period ended June 30, 2015, fees for administration,

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2015 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

transfer agent, and fund accounting services, reimbursement of out-of-pocket expenses, and Custodian expenses and the amounts due to HASI and the Custodian at June 30, 2015 were as follows:

	Crawford Dividend Growth Fund	Crawford Dividend Opportunity Fund	Crawford Dividend Yield Fund
Administration expenses	$44,110	$39,409	$16,412
Transfer agent expenses	26,908	18,443	18,047
Fund accounting expenses	24,709	21,241	11,782
Custodian expenses	6,753	10,248	2,491
Payable to HASI	17,171	10,934	2,665
Payable to Custodian	1,094	1,375	1,579

HASI has contractually agreed to waive all administrative, transfer agent, and fund accounting fees for a period of six months from the Fund’s inception for the Dividend Yield Fund. The Dividend Yield Fund fees will be subject to a 50% discount for the subsequent six month period. For the period ended June 30, 2015, this resulted in HASI waiving their fees in the amount of $30,792 for the Dividend Yield Fund.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act of the Trust. Each Trustee who is not an “interested person” of the Trust received annual compensation of $34,200 from the Trust. The Independent Chairman of the Board and the Chairman of the Audit Committee received annual compensation of $43,200 from the Trust. Independent Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings. For the six months ended June 30, 2015, actual Trustee compensation was $99,500 in aggregate from the Trust. Each of the Funds pays its allocated portion of the aggregate Trustee compensation.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to the Distributor by the Funds for the period ended June 30, 2015.

Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and the Custodian. A Trustee of the Trust is a member of management of the Custodian and officers of the Trust are officers of the Distributor; such persons may be deemed to be affiliates of the Distributor.

The Funds have adopted a Class C Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds pay a fee to the Distributor, the Advisor or other financial institutions of 1.00% of the Class C’s average daily net assets (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing the Class C shareholders) in connection with the promotion and distribution of the Funds’ Class C shares or the provision of personal services to Class C shareholders. These services include, but are not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. Pursuant to the Plan, the Board

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2015 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Funds under the Plan. For the period ended June 30, 2015, the Class C shares incurred 12b-1 Expenses as follows:

	Dividend Growth Fund	Dividend Opportunity Fund	Dividend Yield Fund
12b-1 Expenses	$41,370	$103	$–
Payable to Distributor	6,731	56	–

NOTE 5. INVESTMENT TRANSACTIONS

For the period ended June 30, 2015, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Dividend Growth Fund	Dividend Opportunity Fund	Dividend Yield Fund
Purchases
U.S. Government Obligations	$–	$–	$–
Other	14,833,121	26,876,297	1,938,728
Sales
U.S. Government Obligations	$–	$–	$–
Other	32,738,932	13,298,897	412,239

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the Investment Company Act of 1940. At June 30, 2015, Charles Schwab & Co. (“Charles Schwab”), for the benefit of its customers, owned 26.48%, 68.55% and 86.61% of the Dividend Growth Fund, Dividend Opportunity Fund and Dividend Yield Fund, respectively. As a result, Charles Schwab may be deemed to control the Funds.

NOTE 8. FEDERAL TAX INFORMATION

At June 30, 2015, the net unrealized appreciation of investments for tax purposes was as follows:

	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation) on Investments	Tax Cost
Dividend Growth Fund	$17,062,580	$(1,314,747)	$15,747,833	$69,201,021
Dividend Opportunity Fund	15,582,715	(4,252,987)	11,329,728	87,154,536
Dividend Yield Fund	152,324	(248,780)	(96,456)	5,266,948

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2015 (Unaudited)

NOTE 8. FEDERAL TAX INFORMATION – continued

The tax character of distributions paid during the fiscal year ended December 31, 2014, was as follows:

Fund	Ordinary Income	Net Long Term Capital Gains	Total Distributions Paid
Dividend Growth Fund – Class I	$1,957,918	$2,483,779	$4,441,697
Dividend Growth Fund – Class C	91,259	217,020	308,279
Dividend Opportunity Fund	1,663,484	631,631	2,295,115
Dividend Yield Fund	15,837	–	15,837

At December 31, 2014, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Accumulated undistributed ordinary income	Accumulated undistributed long-term capital gains	Accumulated capital and other losses	Unrealized appreciation (depreciation)	Total
Dividend Growth Fund	$21,022	$1,891,564	$–	$23,785,706	$25,698,292
Dividend Opportunity Fund	281,370	426,973	–	10,553,878	11,262,221
Dividend Yield Fund	10,699	–	–	(8,095)	2,604

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to partnership investments and the return of capital adjustments from underlying investments.

At December 31, 2014, the Funds did not have available any capital loss carryforwards or Deferred Post-October Losses.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds entered into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since June 30, 2015, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 431-1716 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (800) 431-1716 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Daniel J. Condon

Kenneth G.Y. Grant

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

John C. Swhear, President

Zachary P. Richmond, Treasurer and Chief Financial

Officer

Latavia M. Evans, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Crawford Investment Counsel, Inc.

600 Galleria Parkway NW

Suite 1650

Atlanta, GA 30339

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

1100 Huntington Center

41 S. South Street

Columbus, OH 43215

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By
/s/ John C. Swhear
John C. Swhear, President

Date    8/28/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ John C. Swhear
John C. Swhear, President

Date    8/28/2015

By
/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date    8/28/2015